SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption			$ 382,288,000
Increase in redemption value of shares subject to possible redemption	$ 0	$ (2,237,000)
CONCORD ACQUISITION CORP III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption (Shares)	3,941,361	34,500,000	34,500,000
Class A common stock subject to possible redemption	$ 42,411,740	$ 355,643,935	$ 351,900,000
Increase in redemption value of shares subject to possible redemption	$ (5,209,575)	(3,743,935)
Decrease due to share redemption (Shares)	(30,558,639)
Decrease due to share redemption	$ (318,441,770)
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption	$ 42,411,740	$ 355,643,935